Note 29 - Financial Instruments (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 1,939	$ 10,970	$ 28
Current Ratio	1.03	2.53
Foreign exchange risk, trade and other payables	$ 6,100
Currency risk, AUD [member]
Statement Line Items [Line Items]
Foreign exchange risk, trade and other receivables	7,400
Foreign exchange risk, trade and other payables	4,900
Currency risk, GBP [member]
Statement Line Items [Line Items]
Foreign exchange risk, trade and other payables	1,200
Arowana International Limited [Member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 19,000	$ 19,000